Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Unrecognized Deferred Tax Assets and Liabilities
Unrecognized deferred tax assets and liabilities are detailed below by nature of temporary differences for the current year:

(€‘000)	For the year ended
	31 December 2019
	Assets	Liabilities	Net
Intangibles assets	—	(894)	(894)
Tangible assets	—	(90)	(90)
Recoverable cash advances liability	1,056	—	1,056
Contingent consideration liability	6,189	—	6,189
Employee Benefits liability	100	—	100
Other temporary difference	—	(473)	(473)

Tax-losses carried forward	55,414	—	55,414
	—	—	—

Unrecognized Gross Deferred Tax assets/(liabilities)	62,758	(1,458)	61,300
Netting by tax entity	(1,365)	1,365	—

Unrecognized Net Deferred Tax assets/(liabilities)	61,393	(93)	61,300

Unrecognized deferred tax assets and liabilities are detailed below by nature of temporary differences for the previous years:

	For the year ended
	31 December 2018
(€‘000)	Assets	Liabilities	Net
Intangibles assets	49	—	49
Tangible assets	—	(154)	(154)
Recoverable cash advances liability	633	—	633
Contingent consideration liability	6,297	—	6,297
Employee Benefits liability	33	—	33
Other temporary difference	—	(436)	(436)

Tax-losses carried forward	46,858	—	46,858
	—	—	—

Unrecognized Gross Deferred Tax assets/(liabilities)	53,869	(590)	53,279
Netting by tax entity	(437)	437	—
Unrecognized Net Deferred Tax assets/(liabilities)	53,432	(153)	53,279

	For the year ended
	31 December 2017
(€‘000)	Assets	Liabilities	Net
Intangibles assets	—	(3,974)	(3,974)
Tangible assets	—	(215)	(215)
Recoverable cash advances liability	349	—	349
Contingent consideration liability	4,471	—	4,471
Employee Benefits liability	51	—	51
Other temporary difference	5	—	5

Tax-losses carried forward	48,152	—	48,152

Unrecognized Gross Deferred Tax assets/(liabilities)	53,028	(4,189)	48,839
Netting by tax entity	(3,974)	3,974	—
Unrecognized Net Deferred Tax assets/(liabilities)	49,054	(215)	48,839

Schedule of Unrecognised Deferred Tax Asset Balance Roll Forward
The change in the Group’s unrecognized deferred tax asset balance is detailed below:

UNRECOGNISED DEFERRED TAX ASSET BALANCE ROLL FORWARD
(€‘000)	For the year ended
	2019	2018	2017
Opening balance at 1 January	53,279	48,839	39,370
Temporary difference creation or reversal	(536)	5,734	(15,580)
Change in Tax-losses carried forward	8,556	(1,294)	44,011
Foreign exchange rate effect	—	—	(113)
Change in BE tax rate applicable (34% > 25%)	—	—	(14,896)
Change in US tax rate applicable (35% > 23%)	—	—	(3,953)
	—

Closing balance at 31 December	61,300	53,279	48,839